Equity (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital
Changes in the Group's equity during the six months ended June 30, 2024 were as follows:

	Class A Shares	Class B Shares	Share capital	Other contributed capital
Balance as of January 1, 2024	467,976,748	1,642,233,575	(21,168)	(3,615,187)
Conversion from Class B to Class A	1,592,341,000	(1,592,341,000)	—	—
Equity-settled share-based payment	144,249	—	(1)	(6,074)
Balance as of June 30, 2024	2,060,461,997	49,892,575	$(21,169)	$(3,621,261)